Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	GLENMEDE PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000884381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Muni Intermediate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gp884381_SupplementTextBlock	The Glenmede Portfolios Muni Intermediate Portfolio Supplement dated May 20, 2011 to the Fixed Income Prospectus dated February 28, 2011 and the Statement of Additional Information dated February 28, 2011
Supplement Risk [Text Block]	gp884381_SupplementRiskTextBlock	"Non-diversification Risk" in the "Principal Investment Risks" section for the Muni Intermediate Portfolio on page 13 of the prospectus is hereby deleted. The Muni Intermediate Portfolio is being managed as a "diversified company" as that term is defined in the Investment Company Act of 1940.